SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
Gross Revenues by Products and Services

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2010	2011	2012
Products:
Smart cards	$82,153	$91,960	$75,185
Other products	365	3,202	10,134

Subtotal	82,518	95,162	85,319

Services:
Head-end system integration	2,399	2,562	2,175
Head-end system development	595	736	987
Licensing income	1,565	1,328	1,246
Royalty income	662	742	382
Other services	4	10	135

Subtotal	5,225	5,378	4,925

Total	$87,743	$100,540	$90,244